Property, plant and equipment	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Property, plant and equipment
11     Property, plant and equipment

	Land and buildings	Plant and equipment	Other mineral assets	Assets under construction	Exploration and evaluation	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value – 30 June 2021
At the beginning of the financial year	8,387	39,429	8,652	13,774	2,120	72,362
Additions (1)	25	3,841	797	5,961	93	10,717
Acquisition of subsidiaries & operations (2)	–	151	491	–	–	642
Remeasurements of index-linked freight contracts (3)	–	(59)	–	–	–	(59)
Depreciation for the year	(694)	(5,748)	(310)	–	–	(6,752)
Impairments for the year (4)	(208)	(877)	(687)	(745)	(66)	(2,583)
Disposals	(18)	(9)	–	–	–	(27)
Divestment and demerger of subsidiaries and operations (5)	–	(14)	–	(2)	–	(16)

Transfers and other movements	580	7,968	(2)	(8,556)	(461)	(471)

At the end of the financial year (6)	8,072	44,682	8,941	10,432	1,686	73,813
– Cost	14,545	108,049	15,059	11,177	2,531	151,361
– Accumulated depreciation and impairments	(6,473)	(63,367)	(6,118)	(745)	(845)	(77,548)

Net book value – 30 June 2020
At the beginning of the financial year	7,885	38,174	9,211	11,149	1,622	68,041
Impact of adopting IFRS 16	754	1,400	–	–	–	2,154
Additions (1)	115	1,719	684	6,100	218	8,836
Remeasurements of index-linked freight contracts (3)	–	733	–	–	–	733
Depreciation for the year	(630)	(5,104)	(294)	–	–	(6,028)
Impairments for the year (4)	(17)	(189)	(288)	–	–	(494)
Disposals	(12)	(22)	–	–	(65)	(99)
Transfers and other movements	292	2,718	(661)	(3,475)	345	(781)

At the end of the financial year (6)	8,387	39,429	8,652	13,774	2,120	72,362

– Cost	13,932	97,230	13,736	13,774	2,899	141,571
– Accumulated depreciation and impairments	(5,545)	(57,801)	(5,084)	–	(779)	(69,209)

(1)	Includes change in estimates and net foreign exchange gains/(losses) related to the closure and rehabilitation provisions for operating sites. Refer to note 15 ‘Closure and rehabilitation provisions’.

(2)	Relates to the acquisition of an additional 28 per cent working interest in Shenzi.

(3)	Relates to remeasurements of index-linked freight contracts including continuous voyage charters (CVCs). Refer to note 21 ‘Leases’.

(4)	Refer to note 13 ‘Impairment of non-current assets’ for information on impairments.

(5)	Relates to the sale of the Neptune asset in Gulf of Mexico.

(6)
Includes the carrying value of the Group’s
right-of-use
assets relating to land and buildings and plant and equipment of US$3,350 million (2020: US$3,047 million). Refer to note 21 ‘Leases’ for the movement of the right-of-use
assets.

Recognition and measurement
Property, plant and equipment
Property, plant and equipment is recorded at cost less accumulated depreciation and impairment charges. Cost is the fair value of consideration given to acquire the asset at the time of its acquisition or construction and includes the direct costs of bringing the asset to the location and the condition necessary for operation and the estimated future costs of closure and rehabilitation of the facility.
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. Refer to note 21 ‘Leases’ for details.
Exploration and evaluation
Exploration costs are incurred to discover mineral a
n
d petroleum deposits. Evaluation costs are incurred to assess the technical feasibility and commercial viability of deposits found.
Exploration and evaluation expenditure is charged to the income statement as incurred, except in the following circumstances in which case the expenditure may be capitalised:
In respect of minerals activities:

•	the exploration and evaluation activity is within an area of interest that was previously acquired as an asset acquisition or in a business combination and measured at fair value on acquisition or

•	the existence of a commercially viable mineral deposit has been established
In respect of petroleum activities:

•	the exploration and evaluation activity is within an area of interest for which it is expected that the expenditure will be recouped by future exploitation or sale or

•	exploration and evaluation activity has not reached a stage that permits a reasonable assessment of the existence of commercially recoverable reserves
A regular review of each area of interest is undertaken to determine the appropriateness of continuing to carry forward costs in relation to that area. Capitalised costs are only carried forward to the extent that they are expected to be recovered through the successful exploitation of the area of interest or alternatively by its sale. To the extent that capitalised expenditure is no longer expected to be recovered, it is charged to the income statement.

Key judgements and estimates

Judgements:
Exploration and evaluation expenditure results in certain items of expenditure being capitalised for an area of interest where a judgement is made that it is likely to be recoverable by future exploitation or sale, or where the activities are judged not to have reached a stage that permits a reasonable assessment of the existence of reserves.

Estimates:
Management makes certain estimates and assumptions as to future events and circumstances, in particular when making quantitative assessment of whether an economically viable extraction operation can be established. These estimates and assumptions may change as new information becomes available. If, after having capitalised the expenditure under the policy, new information suggests that recovery of the expenditure is unlikely, the relevant capitalised amount is charged to the income statement.

Development expenditure
When proven mineral reserves are determined and development is sanctioned, capitalised exploration and evaluation expenditure is reclassified as assets under construction within property, plant and equipment. All subsequent development expenditure is capitalised and classified as assets under construction, provided commercial viability conditions continue to be satisfied.
The Group may use funds sourced from external parties to finance the acquisition and development of assets and operations. Finance costs are expensed as incurred, except where they relate to the financing of construction or development of qualifying assets. Borrowing costs directly attributable to acquiring or constructing a qualifying asset are capitalised during the development phase. Development expenditure is net of proceeds from the saleable material extracted during the development phase. On completion of development, all assets included in assets under construction are reclassified as either plant and equipment or other mineral assets and depreciation commences.

Key judgements and estimates

Judgements: Development activities commence after project sanctioning by the appropriate level of management. Judgement is applied by management in determining when a project is economically viable.

Estimates:
In determining whether a project is economically viable, management is required to make certain estimates and assumptions as to future events and circumstances, including reserve estimates, existence of an accessible market and forecast prices and cash flows. Estimates and assumptions may change as new information becomes available. If, after having commenced the development activity, new information suggests that a development asset is impaired, the appropriate amount is charged to the income statement.

Other mineral assets
Other mineral assets comprise:

•	capitalised exploration, evaluation and development expenditure for assets in production

•	mineral rights and petroleum interests acquired

•	capitalised development and production stripping costs
Overburden removal costs
The process of removing overburden and other waste materials to access mineral deposits is referred to as stripping. Stripping is necessary to obtain access to mineral deposits and occurs throughout the life of an open-pit
mine. Development and production stripping costs are classified as other mineral assets in property, plant and equipment.
Stripping costs are accounted for separately for individual components of an ore body. The determination of components is dependent on the mine plan and other factors, including the size, shape and geotechnical aspects of an ore body. The Group accounts for stripping activities as follows:
Development stripping costs
These are initial overburden removal costs incurred to obtain access to mineral deposits that will be commercially produced. These costs are capitalised when it is probable that future economic benefits (access to mineral ores) will flow to the Group and costs can be measured reliably.
Once the production phase begins, capitalised development stripping costs are depreciated using the units of production method based on the proven and probable reserves of the relevant identified component of the ore body which the initial stripping activity benefits.
Production stripping costs
These are post initial overburden removal costs incurred during the normal course of production activity, which commences after the first saleable minerals have been extracted from the component. Production stripping costs can give rise to two benefits, the accounting for which is outlined below:

Production stripping activity
Benefits of stripping activity	Extraction of ore (inventory) in current period.	Improved access to future ore extraction.

Period benefited	Current period	Future period(s)

Recognition and measurement criteria	When the benefits of stripping activities are realised in the form of inventory produced; the associated costs are recorded in accordance with the Group’s inventory accounting policy.
When the benefits of stripping activities are improved access to future ore; production costs are capitalised when all the following criteria are met:

•   the production stripping activity improves access to a specific component of the ore body and it is probable that economic benefits arising from the improved access to future ore production will be realised

•   the component of the ore body for which access has been improved can be identified

•   costs associated with that component can be measured reliably

Allocation of costs	Production stripping costs are allocated between the inventory produced and the production stripping asset using a life-of-component
waste-to-ore
(or mineral contained) strip ratio. When the current strip ratio is greater than the estimated life-of-component
ratio a portion of the stripping costs is capitalised to the production stripping asset.

Asset recognised from stripping activity	Inventory	Other mineral assets within property, plant and equipment.

Depreciation basis	Not applicable	On a component-by-component basis using the units of production method based on proven and probable reserves.

Key judgements and estimates

Judgements: Judgement is applied by management in determining the components of an ore body.

Estimates:
Estimates are used in the determination of stripping ratios and mineral reserves by component. Changes to estimates related to life-of-component
waste-to-ore
(or mineral contained) strip ratios and the expected ore production from identified components are accounted for prospectively and may affect depreciation rates and asset carrying values.

Depreciation
Depreciation of assets, other than land, assets under construction and capitalised exploration and evaluation that are not depreciated, is calculated using either the straight-line (SL) method or units of production (UoP) method, net of residual values, over the estimated useful lives of specific assets. The depreciation method and rates applied to specific assets reflect the pattern in which the asset’s benefits are expected to be used by the Group. The Group’s proved reserves for petroleum assets and proven and probable reserves for minerals assets are used to determine UoP depreciation unless doing so results in depreciation charges that do not reflect the asset’s useful life. Where this occurs, alternative approaches to determining reserves are applied, such as using management’s expectations of future oil and gas prices rather than yearly average prices, to provide a phasing of periodic depreciation charges that better reflects the asset’s expected useful life.
Where assets are dedicated to a mine or petroleum lease, the useful lives below are subject to the lesser of the asset category’s useful life and the life of the mine or petroleum lease, unless those assets are readily transferable to another productive mine or lease.

Key estimates

The determination of useful lives, residual values and depreciation methods involves estimates and assumptions and is reviewed annually. Any changes to useful lives or any other estimates or assumptions may affect prospective depreciation rates and asset carrying values. The table below summarises the principal depreciation methods and rates applied to major asset categories by the Group.

Category	Buildings	Plant and equipment	Mineral rights and petroleum interests	Capitalised exploration, evaluation and development expenditure
Typical depreciation methodology	SL	SL	UoP	UoP

Depreciation rate	25-50 years	3-30 years	Based on the rate of depletion of reserves	Based on the rate of depletion of reserves
Commitments
The Group’s commitments for capital expenditure were US$2,469 million as at 30 June 2021 (2020: US$2,585 million). The Group’s commitments related to leases are included in note 21 ‘Leases’.